N-2 - USD ($)																			6 Months Ended		12 Months Ended
		Dec. 18, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 23, 2023	Jul. 31, 2023	Apr. 30, 2023		Jan. 31, 2023	Oct. 31, 2022		Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021		Jul. 31, 2021	Apr. 30, 2021	Apr. 30, 2023		Oct. 31, 2022		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017	[9]
Cover [Abstract]
Entity Central Index Key		0001503290
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		ABRDN INCOME CREDIT STRATEGIES FUND
Fee Table [Abstract]
Sales Load [Percent]	[1],[2]	0.00%
Underwriters Compensation [Percent]	[1],[2]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2],[3]	1.74%
Interest Expenses on Borrowings [Percent]	[2],[4]	1.84%
Dividend Expenses on Preferred Shares [Percent]	[2],[5]	0.57%
Acquired Fund Fees and Expenses [Percent]	[2],[6]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2]	0.44%
Total Annual Expenses [Percent]	[2]	4.60%
Waivers and Reimbursements of Fees [Percent]	[2],[7]	0.18%
Net Expense over Assets [Percent]	[2],[7]	4.42%
Expense Example, Year 01	[8]	$ 44
Expense Example, Years 1 to 3	[8]	137
Expense Example, Years 1 to 5	[8]	231
Expense Example, Years 1 to 10	[8]	$ 468
Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Acquired Fund Total Annual Expenses, Note [Text Block]		Acquired Fund fees and expenses are indirect fees and expenses that the Acquired Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Acquired Fund fees and expenses are borne indirectly by the Acquired Fund, but they are not reflected in the Acquired Fund’s financial statements; and the information presented in the table will differ from that presented in the Acquired Fund’s financial highlights.
Financial Highlights [Abstract]
Senior Securities Amount							$ 105,000,000			$ 88,000,000					$ 118,000,000				$ 105,000,000		$ 88,000,000		$ 118,000,000		$ 81,200,000		$ 72,000,000		$ 83,000,000
Senior Securities Coverage per Unit							$ 4,870			$ 3,348					$ 3,399				$ 4,870		$ 3,348		$ 3,399		$ 3,178		$ 3,263		$ 3,217
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		the Acquiring Fund’s primary investment objective is to is to seek a high level of current income with a secondary objective of capital appreciation.
Risk Factors [Table Text Block]

Principal Risks of Investing in the Acquiring Fund

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The values of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer remaining maturities. Market risk is often greater among certain types of fixed income securities, such as zero coupon bonds which do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. The values of adjustable, variable or floating rate income securities tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in number or degree over time. The Fund has no policy limiting the maturity of credit obligations it purchases. Such obligations often have mandatory and optional prepayment provisions and because of prepayments, the actual remaining maturity of loans and debts may be considerably less than their stated maturity. Obligations with longer remaining maturities or durations generally expose the Fund to more market risk. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement. This may adversely affect the prices or yields of the securities being purchased. The greater the Fund’s outstanding commitments for these securities, the greater the Fund’s exposure to market price fluctuations. Interest rate risk can be considered a type of market risk.

Credit Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make timely interest payments and/or repay the principal on its debt. Because the Fund may invest, without limitation, in securities that are below investment grade, the Fund is subject to a greater degree of credit risk than a fund investing primarily in investment grade securities. Below investment grade securities (that is, securities rated Ba or lower by Moody’s or BB or lower by S&P) are commonly referred to as “junk” securities. Generally, lower-grade securities provide a higher yield than higher-grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Such securities are generally regarded as predominantly speculative with respect to the issuers’ capacities to pay interest or repay principal in accordance with their terms. Lower-grade securities are more susceptible to non-payment of interest and principal and default than higher-grade securities and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher-grade securities. The market for lower-grade securities may also have less information available than the market for other securities, further complicating evaluations and valuations of such securities and placing more emphasis on the experience, judgment and analysis of the Advisers.

Credit obligations of stressed and distressed issuers (including those that are in covenant or payment default) are subject to a multitude of legal, industry, market, economic and governmental forces each of which make analysis of these companies inherently difficult. The Advisers rely on company management, outside experts, market research and personal experience to analyze potential investments. There can be no assurance that any of these sources will provide credible information, or that the Advisers’ analysis will produce conclusions that lead to profitable investments. Obligations of stressed and distressed issuers generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings or result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. There are a number of significant risks inherent in the bankruptcy process. Many events in a bankruptcy are the product of contested matters and adversary proceedings and are beyond the control of the creditors. A bankruptcy court may approve actions that would be contrary to the interests of the Fund. A bankruptcy filing by an issuer may cause such issuer to lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity, and its liquidation value may be less than its value was believed to be at the time of investment. In addition, the duration of a bankruptcy proceeding is difficult to predict and, as such, a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court and until it ultimately becomes effective. The administrative costs in connection with a bankruptcy proceeding are frequently high and would be paid out of the debtor’s estate prior to any return to creditors. Further, in the early stages of the bankruptcy process it is often difficult to estimate the extent of any contingent claims that might be made and, as such, there is a risk that the Fund’s influence with respect to the class of obligations it owns could be lost by increases in the number and amount of claims in that class or by different classification and treatment. A creditor, such as the Fund, can also lose its ranking and priority if it is determined that such creditor exercised “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions. In addition, certain claims have priority by law, such as claims for taxes, which may be substantial and could affect the ability of the Fund to be repaid.

In any investment involving stressed or distressed obligations, there is a risk that the transaction involving such debt obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed or distressed obligations, the value of which may be less than the Fund’s purchase price of such obligations. Furthermore, if an anticipated transaction does not occur, the Fund may be required to sell its investment at a loss. However, investments in equity securities obtained through debt restructurings or bankruptcy proceedings may be illiquid and thus difficult or impossible to sell.

Interest Rate and Income Risk. The income you receive from the Fund is based in large part on interest rates, which can vary widely over the short and long term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or “call” their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Below Investment Grade (High-Yield or Junk Bond) Securities Risk. Fixed income securities rated below investment grade generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for high-yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high-yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high-yield securities than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade securities, especially in a market characterized by a low volume of trading. Unrated instruments involve the risk that the Advisers may not accurately evaluate the instrument’s comparative credit rating. As a result, the Fund’s investments in unrated instruments depend more heavily on the Advisers’ credit analysis than if the Fund invested in comparable rated instruments. Some unrated securities may not have an active trading market or may be difficult to value, and the Fund might have difficulty selling them at an acceptable price.

Risks of Senior Loans. There is less readily available and reliable information about most Senior Loans than is the case for many other types of instruments, including listed securities. Senior Loans are not listed on any national securities exchange or automated quotation system and as such, many Senior Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market is more volatile than for liquid, listed securities and may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for Senior Loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates, resulting in fluctuations in the NAV of the Fund’s common shares (“Common Shares”) and difficulty in valuing the Fund’s portfolio of Senior Loans. Although the Advisers believe that the Fund’s investments in adjustable rate Senior Loans could limit fluctuations in the NAV of the Fund’s Common Shares as a result of changes in interest rates, extraordinary and sudden changes in interest rates could nevertheless disrupt the market for such Senior Loans and result in fluctuations in the NAV of the Fund’s Common Shares and difficulty in valuing the Fund’s portfolio of Senior Loans. Senior Loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a Senior Loan will result in a reduction of income to the Fund, a reduction in the value of the Senior Loan and a potential decrease in the NAV of the Fund’s Common Shares. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. The Advisers rely primarily on their own evaluation of borrower credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Advisers.

The Fund may acquire or hold Senior Loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including Senior Loans issued to highly leveraged borrowers or borrowers that have filed for bankruptcy protection. Borrowers may have outstanding debt obligations, including Senior Loans that are rated below investment grade. The Fund may invest a substantial portion of its assets in Senior Loans that are rated below investment grade or that are unrated at the time of purchase but are deemed by the Advisers to be of comparable quality. If a Senior Loan is rated at the time of purchase, the Fund may consider the rating when evaluating the Senior Loan but, in any event, does not view ratings as a determinative factor in investment decisions. As a result, the Fund is dependent on the credit analytical abilities of the Advisers. Because of the protective terms of Senior Loans, the Advisers believe that the Fund is more likely to recover more of its investment in a defaulted Senior Loan than would be the case for most other types of defaulted credit obligations. The values of Senior Loans of borrowers that have filed for bankruptcy protection or that are experiencing payment difficulty could be affected by, among other things, the assessment of the likelihood that the lenders ultimately will receive repayment of the principal amount of such Senior Loans, the likely duration, if any, of a lapse in the scheduled payment of interest and repayment of principal and prevailing interest rates. There is no assurance that the Fund will be able to recover any amount on Senior Loans of such borrowers or that sale of the collateral granted in connection with Senior Loans would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can or will be liquidated. In the event of bankruptcy, liquidation may not occur and the bankruptcy court may not give lenders the full benefit of their senior position in the capital structure of the borrower.

The Fund may act as an original lender under Senior Loans or may acquire Senior Loans through assignments or participations. The Fund may make Senior Loans to, or acquire Senior Loans of, borrowers that, at the time of the making or acquisition of the loan by the Fund, are experiencing, or are likely to experience, financial difficulty (including highly leveraged borrowers) and such loans may constitute a material amount of the Fund’s portfolio. The Fund will not make Senior Loans to, or acquire Senior Loans of, borrowers that, at the time of the making or acquisition of the loan by the Fund, are in bankruptcy.

If the Fund acquires a Senior Loan through an assignment agreement, it will typically succeed to all the rights and obligations of the assigning institution and become a lender under the credit agreement with respect to the debt obligation purchased; however, its rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies of the lenders under the loan agreement and with regard to any associated collateral. If the Fund acquires an interest in a Senior Loan through a participation agreement, the Fund will enter into a contractual relationship with the institution selling the participation, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When purchasing a participation, the Advisers will analyze the credit risk posed by the institution selling the participation. The Advisers rely primarily on their own evaluation of the credit quality of such selling institutions rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Advisers. Because of the nature of its investments, the Fund may be subject to allegations of lender liability and other claims. In addition, the Securities Act deems certain persons to be “underwriters” if they purchase a security from an issuer and later sell it to the public. Although it is not believed that the application of this Securities Act provision would cause the Fund to be engaged in the business of underwriting, a person who purchases an instrument from the Fund that was acquired by the Fund from the issuer of such instrument could allege otherwise. Under the Securities Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus.

In certain circumstances, Senior Loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders and purchasers of interests in loans, such as the Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common law fraud protections under applicable state law.

Leverage risks. The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The funds borrowed pursuant to the loan facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The Fund is limited in its ability to declare dividends or other distributions in the event of default under the loan facility. In the event of default under the loan facility, the lender has the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lender may be able to control the liquidation as well. The loan facility has a term of 364 days and is not a perpetual form of leverage; there can be no assurance that the loan facility will be available for renewal on acceptable terms, if at all.

The credit agreement governing the loan facility includes usual and customary covenants for this type of transaction. These covenants impose on the Fund asset coverage requirements, Fund composition requirements and limits on certain investments which are more stringent than those imposed on the Fund by the 1940 Act. The covenants or guidelines could impede the Fund’s investment adviser or sub-adviser from fully managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. Furthermore, non-compliance with such covenants or the occurrence of other events could lead to the cancellation of the loan facility.

Covenant Lite Loans Risk. Covenant lite loans contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the US Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund’s investments.

Foreign Securities Risk. The Fund will invest in credit obligations, including loans, of issuers that are organized or located in countries other than the United States, including non-US dollar denominated securities. Investing in non-US issuers involves risks, including that non-US issuers may be subject to less rigorous accounting and reporting requirements than US issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments, the potential for political, social and economic adversity and currency risk.

Currency risk is the risk that fluctuations in the exchange rates between the US dollar and non-US currencies may negatively affect an investment. The value of investments denominated in non-US currencies may fluctuate based on changes in the value of those currencies relative to the US dollar, and a decline in such relative value could reduce the value of such investments held by the Fund.

Emerging Markets. The foreign securities in which the Fund may invest may be issued by companies or governments located in emerging market countries. Investing in the securities of issuers operating in emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or US issuers. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies which may be more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets and therefore issuers of such emerging markets may be more affected by the performance of such industries or sectors. Emerging market economies may be based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies or governments located in emerging market countries tend to be especially volatile (particularly during market closures due to local market holidays or other reasons) and may be less liquid than securities traded in developed countries. Securities in these countries have been characterized by greater potential loss than securities of companies and governments located in developed countries. Investments in the securities of issuers located in emerging markets could be affected by risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information, diplomatic development which could affect US investments in those countries, and potential difficulties in enforcing contractual obligations. Emerging market countries generally have less developed legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for US regulators to bring enforcement actions against such issuers.

Foreign Currency Risk. Since the Fund may invest in credit obligations of foreign issuers denominated in the local currency, changes in foreign currency exchange rates will affect the value of credit obligations in the Fund’s portfolio and the unrealized appreciation or depreciation of investments. In addition to changes in the value of the Fund’s portfolio investments resulting from currency fluctuations, the Fund may incur costs in connection with conversions between various currencies. The Fund may also invest directly in currencies for hedging purposes. The Fund is subject to the risk that those currencies will decline in value relative to the US dollar. The values of the currencies of the emerging market countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies of the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or due to other national or global political or economic developments. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies. Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund. The Fund may, from time to time, seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in currency hedging transactions. Such transactions may include entering into forward currency exchange contracts, currency futures contracts and options on such futures contracts as well as purchasing put or call options on currencies, in US or foreign markets. Currency hedging involves risks, including possible default by the other party to the transaction, illiquidity and, to the extent the view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. In addition, in certain countries in which the Fund may invest, currency hedging opportunities may not be available. The use of currency transactions can result in the Fund incurring losses because of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

Investing in Euro-denominated (or other European currency-denominated) securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, it is possible that the Euro could be abandoned in the future by countries that have already adopted its use. The effects of such an abandonment on the applicable country and the rest of the European Economic and Monetary Union (“EMU”) are uncertain but could be negative and severe. Many European countries rely heavily upon export-dependent businesses and any change in the exchange rate between the Euro and the US dollar can have either a positive or a negative effect upon corporate profits and the performance of investments in the European Union. The effects of the collapse of the Euro, or of the exit of one or more countries from the EMU, on the United States and global economy and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

The Fund computes and expects to continue to distribute its income in US dollars, and the computation of income is made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currencies in which the Fund receives its income falls relative to the US dollar between the date of earning of the income and the time at which the Fund converts the foreign currencies to US dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in US dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the Fund’s performance.

Risks of Second Lien or Other Subordinated or Unsecured Loans or Debt. Second lien or other subordinated or unsecured loans or debt generally are subject to similar risks as those associated with investments in Senior Loans. In addition, because second lien or other subordinated or unsecured loans or debt are subordinated in payment and/or lower in lien priority to Senior Loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, are expected to have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and subordinated loans or debt, both secured and unsecured, which would create greater credit risk exposure. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share risks similar to those associated with investments in other below investment grade securities and obligations.

Risks of Structured Products. The Fund may invest in structured products, including collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments to which it is entitled only from the issuer of the structured product, and generally does not have direct rights against the issuer of, or the entity that sold, assets underlying the structured product. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding such securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. When investing in structured products, it is impossible to predict whether the underlying indices or prices of the underlying assets will rise or fall, but prices of the underlying indices and assets (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for, and may have difficulty valuing, these securities.

CBOs, CLOs and other CDOs are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to be considered liquid in some circumstances. In addition to the general risks associated with fixed income securities discussed herein, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or the collateral may go into default; (iii) the possibility that the CDOs are subordinate to other classes of obligations issued by the same issuer; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Investments in structured notes involve risks including income risk, credit risk and market risk. Recent market conditions have magnified the risks related to an investment in structured products, including greater volatility, increased lack of liquidity and significant losses in value. Where the return on a structured note held by the Fund is based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant fluctuations in the price of the structured note. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Asset-backed and mortgage-backed (or mortgage-related) instruments risk. To the extent the Fund invests in asset-backed and mortgage-backed (or mortgage-related) securities or other instruments, its exposure to prepayment and extension risks may be greater than other investments in fixed income instruments. Rising interest rates tend to extend the duration of mortgage-backed (or mortgage-related) instruments, making them more sensitive to changes in interest rates. In addition, mortgage-backed (or mortgage-related) instruments are subject to prepayment risk—the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund’s returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund’s investments in other asset-backed instruments, such as securities backed by car loans, are subject to risks similar to those associated with mortgage-backed (or mortgage-related) securities.

Privately issued asset-backed and mortgage-backed (or mortgage-related) instruments are typically not traded on an exchange and may have a limited market. Without an active trading market, these instruments may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike many mortgage-backed (or mortgage-related) instruments issued or guaranteed by the US government, its agencies and instrumentalities, or a government-sponsored enterprise (such as the Federal National Mortgage Association, or Fannie Mae), asset-backed and mortgage-backed (or mortgage-related) instruments issued by private issuers do not have a government or government-sponsored enterprise guarantee and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Although instruments issued by a government-sponsored enterprise are sometimes considered to carry an implicit guarantee from the US government, there can be no assurance that the US government would in fact guarantee such instruments.

Risks of Swaps. The Fund may enter into swap transactions, including credit default, total return, index and interest rate swap agreements, as well as options thereon, and may purchase or sell interest rate caps, floors and collars. Such transactions are subject to market risk, risk of default by the other party to the transaction (i.e., counterparty risk), risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If the Advisers are incorrect in their forecast of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Counterparty Risk. Changes in the credit quality of the dealers that serve as the Fund’s counterparties with respect to derivatives, swaps or other transactions will affect the value of those instruments. In the event of a default by, or the insolvency of, a counterparty, the Fund may sustain losses or be unable to liquidate a derivative or swap position. The Fund and the Advisers seek to deal only with counterparties of high creditworthiness. All of the Fund’s bank or dealer counterparties (including bank or dealer derivative counterparties) will be subject to approval by the Advisers’ risk and compliance groups. The Advisers evaluate and monitor the creditworthiness of the Fund’s counterparties. Specifically, the Advisers’ risk and compliance personnel implement processes with respect to pre-approval, ongoing monitoring and parameters with respect to the Fund’s counterparty risk exposure. The parameters and limitations that may be imposed depend on the creditworthiness of the Funds’ counterparties and the nature of the transactions in which the Fund engages. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade generally looks to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Fund.

Financial Leverage Risk. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including reverse repurchase agreements, credit facilities such as bank loans or commercial paper, and the issuance of preferred shares or notes. The Fund intends to use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

There can be no assurance that a financial leveraging strategy will continue to be utilized by the Fund or that, if utilized, it will be successful during any period in which it is employed. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV of the Common Shares and market price of, and distributions on, the Common Shares and the risk that fluctuations in the costs to borrow, or in the distribution or interest rates on any preferred shares or notes, may affect the return to Common Shareholders. To the extent the income derived from investments purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such proceeds is not sufficient to cover the cost of the financial leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, the Fund may nevertheless maintain its leveraged position if such action is deemed to be appropriate based on market conditions. The Fund has issued preferred shares. Holders of preferred shares will have rights to elect a minimum of two Trustees. This voting power may negatively affect Common Shareholders (or the interests of holders of preferred shares may differ from the interests of Common Shareholders). The use of leverage by the Fund may magnify the Fund’s losses when there is a decrease in the value of a Fund investment and even totally eliminate the Fund’s equity in its portfolio or a Common Shareholder’s equity in the Fund.

The costs of a financial leverage program (including the costs of offering preferred shares and notes) will be borne by Common Shareholders and consequently will result in a reduction of the NAV of the Common Shares. During periods in which the Fund is using leverage, the fees paid by the Fund for investment advisory services will be higher than if the Fund did not use leverage because the investment advisory fees paid will be calculated on the basis of the Fund’s Managed Assets, which includes proceeds from (and assets subject to) reverse repurchase agreements, any credit facility and any issuance of preferred shares or notes, so that the investment advisory fees payable to the Adviser will be higher when leverage is utilized. This will create a conflict of interest between the Advisers, on the one hand, and Common Shareholders, on the other hand. Fees and expenses in respect of financial leverage, as well as the investment advisory fee and all other expenses of the Fund, will be borne entirely by the Common Shareholders, and not by preferred shareholders, noteholders or any other leverage providers.

Any lender in connection with a credit facility may impose specific restrictions as a condition to borrowing. The credit facility fees may include, among other things, up front structuring fees and ongoing commitment fees (including fees on amounts undrawn on the facility) in addition to the traditional interest expense on amounts borrowed. The credit facility may involve a lien on the Fund’s assets. The Fund is currently a party to a credit facility. Similarly, to the extent the Fund issues additional preferred shares or notes, the Fund currently intends to seek a credit rating from one or more NRSROs on any preferred shares or notes it issues and the Fund may be subject to fees, covenants and investment restrictions required by the NRSRO as a result. Such covenants and restrictions imposed by a NRSRO or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or restrictions will significantly impede the Advisers in managing the Fund’s portfolio in accordance with its investment objectives and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund’s investment returns.

The Fund may enter into other transactions that may give rise to a form of leverage including, among others, swaps, futures and forward contracts, options and other derivative transactions. Under current regulations, to the extent that the Fund covers its obligations under such other transactions, such transactions should not be treated as borrowings for purposes of the 1940 Act. However, these transactions, even if covered, may represent a form of economic leverage and will create risks. The potential loss on derivative instruments may be substantial relative to the initial investment therein.

Sovereign debt securities risk. Investments in government debt securities involve special risks. Certain countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of a country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject.

Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the government debtor, which may further impair such debtor’s ability or willingness to service its debts on a timely basis. Holders of government debt, potentially including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

Risks of Other Derivative Instruments. The Fund may utilize options, forward contracts, futures contracts and options on futures contracts. These instruments involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the counterparty to the transaction (i.e., counterparty risk), illiquidity of the derivative instrument and, to the extent the prediction as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used. In addition, transactions in such instruments may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Amounts paid as premiums and cash or other assets held in margin accounts with respect to such instruments are not otherwise available to the Fund for investment purposes.

Further, the use of such instruments by the Fund could create the possibility that losses on the instrument would be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances, and certain over-the-counter options could have no markets. As a result, in certain markets, the Fund might not be able to close out a position without incurring substantial losses. To the extent that the Fund utilizes forward contracts, futures contracts or options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. In addition, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of call options, in which case the market exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of hedging will reduce the NAV of the Fund’s Common Shares, and possibly income, and the losses can be greater than if hedging had not been used. Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts may also increase the Fund’s volatility and may involve a significant amount of risk relative to the investment of cash. The use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The Fund will be subject to credit risk with respect to the counterparties to any transactions in options, forward contracts, futures contracts or options on futures contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

When conducted outside the United States, transactions in options, forward contracts, futures contracts or options on futures contracts may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act governing a registered investment company’s use of derivatives, short sales, reverse repurchase agreements, and certain other instruments. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Lender Liability Risk. A number of US judicial decisions have upheld judgments for borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Because affiliates of, or persons related to, the Advisers may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

NAV Discount Risk. Frequently, shares of closed-end investment companies, such as the Fund, trade at a price below their NAV, commonly referred to as a “discount.” Historically, shares of closed-end funds have traded at a discount to their NAV, and the Fund can provide no assurance that its Common Shares will trade at or above their NAV. The Fund’s Common Shares frequently trade at a discount to NAV.

Manager Risk. As with any managed fund, the Advisers may not be successful in selecting the best-performing investments or investment techniques in managing the Fund’s portfolio, and the Fund’s performance may lag behind that of similar funds.

Conflicts of Interest Risk. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, the Adviser (or Subadviser) believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, the Adviser (or Subadviser) has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate abrdn based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

In some cases, another account managed by the same portfolio manager may compensate abrdn based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Adviser (or Subadviser) may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Adviser (or Subadviser) that the benefits from the policies outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

From time to time, the Adviser or the Subadviser may seed proprietary accounts for the purpose of evaluating a new investment strategy that eventually may be available to clients through one or more product structures. Such accounts also may serve the purpose of establishing a performance record for the strategy. The management by the Adviser and the Subadviser of accounts with proprietary interests and nonproprietary client accounts may create an incentive to favor the proprietary accounts in the allocation of investment opportunities, and the timing and aggregation of investments. The Adviser’s and Subadviser’s proprietary seed accounts may include long-short strategies, and certain client strategies may permit short sales. A conflict of interest arises if a security is sold short at the same time as a long position, and continuous short selling in a security may adversely affect the stock price of the same security held long in client accounts. The Adviser and Subadviser have adopted various policies to mitigate these conflicts.

In addition, the 1940 Act limits the Fund’s ability to enter into certain transactions with certain affiliates of the Advisers. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of a fund managed by the Advisers or one of their affiliates. Nonetheless, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the Advisers between the interests of the Fund and the portfolio company, in that the ability of the Advisers to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates (which could include other abrdn-managed Funds), which could be deemed to include certain types of investments, or restructuring of investments, in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. The Board has approved policies and procedures reasonably designed to monitor potential conflicts of interest. The Board will review these procedures and any conflicts that may arise.

The Adviser (or Subadviser) or their respective members, officers, directors, employees, principals or affiliates may come into possession of material, non-public information. The possession of such information may limit the ability of the Fund to buy or sell a security or otherwise to participate in an investment opportunity. Situations may occur where the Fund could be disadvantaged because of the investment activities conducted by the Adviser (or Subadviser) for other clients, and the Adviser (or Subadviser) will not employ information barriers with regard to its operations on behalf of its registered and private funds, or other accounts. In certain circumstances, employees of the Adviser (or Subadviser) may serve as board members or in other capacities for portfolio or potential portfolio companies, which could restrict the Fund’s ability to trade in the securities of such companies.

Repurchase Agreements and Reverse Repurchase Agreements Risk. The Fund may invest in repurchase agreements and reverse repurchase agreements. In its purchase of repurchase agreements, the Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, possible lack of access to income on the underlying security during this period, and expenses of enforcing its rights. A repurchase agreement effectively represents a loan from the Fund to the seller under the agreement.

The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of financial leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the NAV of the Fund’s Common Shares will decline, and, in some cases, the investment performance of the Fund would be less favorable than it would have been if the Fund had not used such instruments. A reverse repurchase agreement effectively represents a loan from the buyer to the Fund under the agreement.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Other Risks Related to Investing in the Acquiring Fund

Investment risk. You may lose money by investing in the Fund, including the possibility that you may lose all of your investment. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the US Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. Investors should not consider the Fund a complete investment program.

Risks of investing in other investment companies. The Fund may acquire shares in other investment companies, including foreign investment companies to the extent permitted by the 1940 Act. The market value of the shares of other investment companies may differ from the NAV of the particular fund. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses. As a result, the Fund and its Common Shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Zero coupon securities risk. Certain debt obligations purchased by the Fund may take the form of zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. When held to its maturity, its return comes from the difference between the purchase price and its maturity value. A zero coupon bond is normally issued and traded at a deep discount from face value. Zero coupon bonds allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on any of these instruments as it accrues, even though the Fund will not receive all of the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.

Distributions attributable to the Fund’s “original issue discount” income accruing on zero coupon bonds, and of all other ordinary income, will generally be taxable to the Common Shareholders as ordinary income. As a consequence of selling investments in order to make distributions of “original issue discount” income and other income in respect of which the Fund has not received a corresponding amount of cash, the Fund may realize additional income that gives rise to additional distribution requirements; distributions of such additional income may be taxable to the Common Shareholders as ordinary income or as long-term capital gain depending on which investments are sold.

Inflation risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. To the extent that inflation occurs, it will reduce the real value of dividends paid by the Fund and the Fund’s Common Shares. Most emerging market countries, in particular, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets globally. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries.

When-issued and delayed delivery securities risk. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. These transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will segregate cash and/or liquid securities having an aggregate value at least equal to the amount of such purchase commitments until payment is made. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the NAV of the Fund’s Common Shares.

Illiquid investments risk. The Fund’s investments in relatively illiquid investments and loans may restrict the ability of the Fund to dispose of its investments in a timely fashion and for fair value, as well as its ability to fairly value such investments and take advantage of market opportunities. The risks associated with illiquidity will be particularly acute in situations in which the Fund’s operations require cash, such as when the Fund pays dividends or distributions, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

Short sales risk. The Fund may engage in short sales. Short sales involve certain risks and special considerations. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Equity securities risk. The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. An adverse event, such as an unfavorable earnings report, may depress the value of an issuer’s equity securities held by the Fund. The prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events affecting the issuer occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders and are likely to have varying types of priority over holders of preferred and convertible stock.

Warrants risk. The Fund may invest in warrants. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. Warrants have a subordinate claim on a borrower’s assets compared with Senior Loans. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of Senior Loans and this may increase the volatility of the NAV of the Fund’s Common Shares.

Temporary investments risk. During periods in which the Advisers believe that changes in economic, financial or political conditions make it advisable to do so, the Fund may, for temporary defensive purposes, reduce its primary investment holdings and invest in certain short-term and medium-term debt securities or hold cash. The Fund intends to invest for temporary defensive purposes only in short-term and medium-term debt securities believed to be of high quality, which are expected to be subject to relatively low risk of loss of interest or principal. In taking such defensive position, the Fund temporarily would not be pursuing and may not achieve its investment objectives.

Tax risk. The Fund has elected to be treated as, and intends to continue to qualify each year as, a “regulated investment company” under the Code. Assuming the Fund qualifies as a regulated investment company, it generally will not be subject to US federal income tax on its “investment company taxable income” as that term is defined in the Code (which includes, among other items, dividends, taxable interest, original issue discount, market discount and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses), and net capital gain, that it distributes (including amounts that are treated as distributed and reinvested pursuant to the Plan, as described below) to shareholders, provided that, for each taxable year, the Fund distributes (or is treated as distributing) to its shareholders an amount at least equal to 90% of its investment company taxable income. The Fund intends to continue to distribute annually all or substantially all of its investment company taxable income and net capital gain. In order for the Fund to qualify as a regulated investment company in any taxable year, the Fund must also meet certain asset diversification tests and at least 90% of its gross income for such year must be comprised of certain types of qualifying income. If, for any taxable year, the Fund does not qualify as a regulated investment company, it will be treated as a corporation subject to US federal income tax on its net income and capital gains at the regular corporate tax rates (without a deduction for distributions to shareholders). In addition, shareholders will be subject to tax on distributions to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, in such event, the Fund’s ability to achieve its investment objectives would be adversely affected, and Common Shareholders would be subject to the risk of diminished investment returns.

Valuation risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments generally trade on an “over-the-counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a loan or fixed-income instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

US government debt securities risk. US government debt securities have historically not involved the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from US government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of US government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the NAV of the Fund’s Common Shares. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Operational Risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Government intervention in the financial markets risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. Certain non-US governments and central banks have implemented or may implement so-called negative rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other US or non-US governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities or structured products in which the Fund invests, or the issuers of such securities or structured products, in ways that are unforeseeable. Borrowers under Senior Loans held by the Fund may seek protection under bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. The Advisers monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that they will be successful in doing so.

Anti-takeover provisions. The Fund’s Agreement and Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status and delay or limit the ability of other persons to acquire control of the Fund. These provisions could deprive the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares or at NAV. The Fund’s Board has determined that these provisions are in the best interests of shareholders generally.

Annual Dividend Payment	[9]																		(0.6)		(1.2)		(1.2)		(1.4)		(1.44)		(1.44)
Share Price [Table Text Block]
	Market Price ($)(1)		NAV ($)(2)		Premium/discount to NAV (%)(3)
Quarter Ended	High	Low	High	Low	High	Low
October 31, 2023	7.15	5.62	6.96	6.47	2.73	-13.14
July 31, 2023	6.98	6.46	7.06	6.80	-0.43	-5.00
April 30, 3023	8.50	6.45	7.38	6.89	16.28	-6.66
January 31, 2023	8.21	6.32	7.34	6.65	12.16	-4.96
October 31, 2022	8.72	6.16	7.80	6.54	12.81	-5.81
July 31, 2022	9.33	7.57	8.74	7.11	6.75	3.13
April 30, 2022	10.51	9.34	10.01	8.80	7.68	2.64
January 31, 2022	11.45	9.62	10.53	9.94	8.94	-4.47
October 31, 2021	11.69	10.94	11.02	10.45	6.66	1.11
July 31, 2021	12.59	10.76	11.71	10.87	8.35	-6.19
April 30, 2021	12.56	10.91	11.70	11.32	7.63	-3.62

(1) Based on high and low closing market price for the respective quarter.

(2) Based on the net asset value calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time).

(3) Calculated based on the information presented.

Lowest Price or Bid	[10]			$ 5.62		$ 6.46	6.45		$ 6.32	6.16		$ 7.57	$ 9.34	$ 9.62	10.94		$ 10.76	$ 10.91
Highest Price or Bid	[10]			7.15		6.98	8.5		8.21	8.72		9.33	10.51	11.45	11.69		12.59	12.56
Lowest Price or Bid, NAV	[11]			6.47		6.8	6.89		6.65	6.54		7.11	8.8	9.94	10.45		10.87	11.32
Highest Price or Bid, NAV	[11]			$ 6.96		$ 7.06	$ 7.38		$ 7.34	$ 7.8		$ 8.74	$ 10.01	$ 10.53	$ 11.02		$ 11.71	$ 11.7
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]			2.73%		(0.43%)	16.28%		12.16%	12.81%		6.75%	7.68%	8.94%	6.66%		8.35%	7.63%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]			(13.14%)		(5.00%)	(6.66%)		(4.96%)	(5.81%)		3.13%	2.64%	(4.47%)	1.11%		(6.19%)	(3.62%)
Share Price			$ 6.16				$ 6.73	[9]		$ 6.37	[9]				$ 11.3	[9]			6.73	[9]	6.37	[9]	11.3	[9]	9.18	[9]	11.33	[9]	13.09	[9]
NAV Per Share			$ 6.76				$ 7.03	[9]		$ 6.72	[9]				$ 10.45	[9]			$ 7.03	[9]	$ 6.72	[9]	$ 10.45	[9]	$ 10.15	[9]	$ 12.46	[9]	$ 14.08	[9]	$ 15.25
Latest Premium (Discount) to NAV [Percent]			(8.88%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Common Shares to be Issued by the Acquiring Fund; Comparison to the Acquired Funds

The Acquired Funds offer one class of shares: common shares. The Acquiring Fund offers two classes of shares: common shares and Preferred Shares. As a general matter, with respect to the Acquiring Fund and the Acquired Funds, the common shares have equal voting rights and equal rights with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of their respective Fund and have no preemptive, conversion or exchange rights or rights to cumulative voting. Holders of whole common shares of each Fund are entitled to one vote per share on any matter on which the shares are entitled to vote, while each fractional share is entitled to a proportional fractional vote.

The Acquiring Fund’s Agreement and Declaration of Trust authorizes an unlimited number of shares, par value $0.001 per share. If the Reorganizations are consummated, the Acquiring Fund will issue common shares to the shareholders of common stock of the Acquired Fund based on the relative per share NAV of the Acquiring Fund and the NAV of the assets of the Acquired Fund, in each case as of the date of the Reorganization. The Acquiring Fund common shares, when issued, will be fully paid and non-assessable.

Preferred Shares

Currently, neither Acquired Fund has issued preferred shares. The Acquiring Fund has issued 1,600,000 shares of 5.25% Series A Perpetual Preferred Shares, par value $0.001 (“Preferred Shares”). The Acquiring Fund’s Preferred Shares are listed on the NYSE under the ticker symbol “ACP PRA.” The Preferred Shares will have a liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.

Holders of the Series A Perpetual Preferred Shares are entitled to receive quarterly cumulative cash dividend payments at a rate of 5.250%. Dividends and distributions on the Preferred Shares will accumulate from the date of their original issue. Dividends and distributions will be paid quarterly on March 31, June 30, September 30 and December 31 of each year (or, in each case, if such date is not a business day, the next succeeding business day). Distributions are accrued daily and paid quarterly.

Prior to June 30, 2026, the Preferred Shares are not subject to optional redemption by the Acquiring Fund unless the redemption is necessary, in the judgment of the Board, to maintain the Acquiring Fund’s status as a regulated investment company (“RIC”) under Subchapter M of the Code. On or after June 30, 2026 (any such date, an “Optional Redemption Date”), the Acquiring Fund may redeem in whole or from time to time in part outstanding Preferred Shares at a redemption price per share equal to the $25.00 per share liquidation preference plus an amount equal to all unpaid dividends and distributions accumulated through the Optional Redemption Date (whether or not earned or declared by the Acquiring Fund, but excluding interest thereon).

The Preferred Shares rank senior to the Acquiring Fund’s Common Shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or winding up of the Acquiring Fund’s affairs; equal in priority with all other future series of preferred shares the Acquiring Fund may issue as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of the Acquiring Fund’s affairs; and subordinate in right of payment to amounts owed under the Acquiring Fund’s existing credit facility, and to the holder of any future senior indebtedness, which may be issued without the vote or consent of preferred shareholders.

If the Acquiring Fund fails to have asset coverage of at least 200% with respect to its Preferred Shares as of the close of business on the last business day of each calendar quarter, and such failure is not cured as of the close of business on the date that is 30 calendar days following such business day, the Acquiring Fund will fix a redemption date and proceed to redeem the Preferred Shares, as described above at a price per share equal to $25.00 per share liquidation preference plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared but excluding interest thereon) through the date fixed for redemption by the Board.

Except for matters that do not require the vote of holders of Preferred Shares under the 1940 Act and except as otherwise provided in the Acquiring Fund’s governing documents, or as otherwise required by applicable law, each holder of Preferred Shares will be entitled to one vote for each Preferred Share held by such holder on each matter submitted to a vote of shareholders of the Acquiring Fund. Except as otherwise provided herein or in the Statement of Preferences, the holders of outstanding preferred shares, including the Preferred Shares, will vote together with holders of the Acquiring Fund’s Common Shares as a single class.

Holders of Preferred Shares, voting as a class, shall be entitled to elect at least two of the Acquiring Fund’s trustees. Under the 1940 Act, if at any time distributions on the Preferred Shares are unpaid in an amount equal to two (2) full years’ distributions thereon, the holders of all outstanding Preferred Shares, voting as a class, will be allowed to elect at least a majority of the Acquiring Fund’s trustees with the number of Trustees increased appropriately to the extent necessary to effectuate such rights until all distributions in arrears have been paid or declared and set apart for payment. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including among other things, changes in the Acquiring Fund’s sub-classification as a closed-end investment company or changes in its fundamental investment restrictions.

Other Shares

The Acquiring Fund’s Board (subject to applicable law and the Acquiring Fund’s Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either Common Shares or Preferred Shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Acquiring Fund’s Board sees fit. The Acquiring Fund currently does not expect to issue any other classes of shares, or series of shares, except for the Common Shares in connection with the Reorganizations.

Distributions

The Funds have similar dividend policies with respect to the payment of dividends on their shares. Distributions of investment company taxable income for each Fund are declared and paid on a monthly basis, and capital gains distributions, if any, are paid at least annually.

Outstanding Shares as of October 23, 2023

Outstanding Shares
FSD	Common Shares: 33,291,015
FAM	Common Shares: 10,143,247
Acquiring Fund	Common Shares: 52,109,950 Preferred Shares: 1,600,000

Purchase and Sale

Each Fund’s common shares are listed on the NYSE. The common shares of the Acquiring Fund are listed on the NYSE under the ticker symbol “ACP” and will continue to be so listed following the Reorganization. The common shares of the Acquired Funds are listed on the NYSE under the ticker symbol “FSD” (First Trust High Income Long/Short Fund) and “FAM” (First Trust/abrdn Global Opportunity Income Fund) and each Acquired Fund would be delisted from the NYSE following the applicable Reorganization.

Purchase and sale procedures for the common shares of each of the Funds are similar. Investors typically purchase and sell common shares of the Funds through a registered broker-dealer on the NYSE, thereby incurring a brokerage commission set by the broker-dealer. Alternatively, investors may purchase or sell common shares of the Funds through privately negotiated transactions with existing shareholders.

Security Dividends [Text Block]

Distributions

The Funds have similar dividend policies with respect to the payment of dividends on their shares. Distributions of investment company taxable income for each Fund are declared and paid on a monthly basis, and capital gains distributions, if any, are paid at least annually.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The values of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer remaining maturities. Market risk is often greater among certain types of fixed income securities, such as zero coupon bonds which do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. The values of adjustable, variable or floating rate income securities tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in number or degree over time. The Fund has no policy limiting the maturity of credit obligations it purchases. Such obligations often have mandatory and optional prepayment provisions and because of prepayments, the actual remaining maturity of loans and debts may be considerably less than their stated maturity. Obligations with longer remaining maturities or durations generally expose the Fund to more market risk. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement. This may adversely affect the prices or yields of the securities being purchased. The greater the Fund’s outstanding commitments for these securities, the greater the Fund’s exposure to market price fluctuations. Interest rate risk can be considered a type of market risk.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make timely interest payments and/or repay the principal on its debt. Because the Fund may invest, without limitation, in securities that are below investment grade, the Fund is subject to a greater degree of credit risk than a fund investing primarily in investment grade securities. Below investment grade securities (that is, securities rated Ba or lower by Moody’s or BB or lower by S&P) are commonly referred to as “junk” securities. Generally, lower-grade securities provide a higher yield than higher-grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Such securities are generally regarded as predominantly speculative with respect to the issuers’ capacities to pay interest or repay principal in accordance with their terms. Lower-grade securities are more susceptible to non-payment of interest and principal and default than higher-grade securities and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher-grade securities. The market for lower-grade securities may also have less information available than the market for other securities, further complicating evaluations and valuations of such securities and placing more emphasis on the experience, judgment and analysis of the Advisers.

Credit obligations of stressed and distressed issuers (including those that are in covenant or payment default) are subject to a multitude of legal, industry, market, economic and governmental forces each of which make analysis of these companies inherently difficult. The Advisers rely on company management, outside experts, market research and personal experience to analyze potential investments. There can be no assurance that any of these sources will provide credible information, or that the Advisers’ analysis will produce conclusions that lead to profitable investments. Obligations of stressed and distressed issuers generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings or result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. There are a number of significant risks inherent in the bankruptcy process. Many events in a bankruptcy are the product of contested matters and adversary proceedings and are beyond the control of the creditors. A bankruptcy court may approve actions that would be contrary to the interests of the Fund. A bankruptcy filing by an issuer may cause such issuer to lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity, and its liquidation value may be less than its value was believed to be at the time of investment. In addition, the duration of a bankruptcy proceeding is difficult to predict and, as such, a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court and until it ultimately becomes effective. The administrative costs in connection with a bankruptcy proceeding are frequently high and would be paid out of the debtor’s estate prior to any return to creditors. Further, in the early stages of the bankruptcy process it is often difficult to estimate the extent of any contingent claims that might be made and, as such, there is a risk that the Fund’s influence with respect to the class of obligations it owns could be lost by increases in the number and amount of claims in that class or by different classification and treatment. A creditor, such as the Fund, can also lose its ranking and priority if it is determined that such creditor exercised “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions. In addition, certain claims have priority by law, such as claims for taxes, which may be substantial and could affect the ability of the Fund to be repaid.

In any investment involving stressed or distressed obligations, there is a risk that the transaction involving such debt obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed or distressed obligations, the value of which may be less than the Fund’s purchase price of such obligations. Furthermore, if an anticipated transaction does not occur, the Fund may be required to sell its investment at a loss. However, investments in equity securities obtained through debt restructurings or bankruptcy proceedings may be illiquid and thus difficult or impossible to sell.

Interest Rate And Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate and Income Risk. The income you receive from the Fund is based in large part on interest rates, which can vary widely over the short and long term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Prepayment Or Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or “call” their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Below Investment Grade High Yield Or Junk Bond Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade (High-Yield or Junk Bond) Securities Risk. Fixed income securities rated below investment grade generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for high-yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high-yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high-yield securities than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade securities, especially in a market characterized by a low volume of trading. Unrated instruments involve the risk that the Advisers may not accurately evaluate the instrument’s comparative credit rating. As a result, the Fund’s investments in unrated instruments depend more heavily on the Advisers’ credit analysis than if the Fund invested in comparable rated instruments. Some unrated securities may not have an active trading market or may be difficult to value, and the Fund might have difficulty selling them at an acceptable price.

Risks Of Senior Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Senior Loans. There is less readily available and reliable information about most Senior Loans than is the case for many other types of instruments, including listed securities. Senior Loans are not listed on any national securities exchange or automated quotation system and as such, many Senior Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market is more volatile than for liquid, listed securities and may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for Senior Loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates, resulting in fluctuations in the NAV of the Fund’s common shares (“Common Shares”) and difficulty in valuing the Fund’s portfolio of Senior Loans. Although the Advisers believe that the Fund’s investments in adjustable rate Senior Loans could limit fluctuations in the NAV of the Fund’s Common Shares as a result of changes in interest rates, extraordinary and sudden changes in interest rates could nevertheless disrupt the market for such Senior Loans and result in fluctuations in the NAV of the Fund’s Common Shares and difficulty in valuing the Fund’s portfolio of Senior Loans. Senior Loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a Senior Loan will result in a reduction of income to the Fund, a reduction in the value of the Senior Loan and a potential decrease in the NAV of the Fund’s Common Shares. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. The Advisers rely primarily on their own evaluation of borrower credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Advisers.

The Fund may acquire or hold Senior Loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including Senior Loans issued to highly leveraged borrowers or borrowers that have filed for bankruptcy protection. Borrowers may have outstanding debt obligations, including Senior Loans that are rated below investment grade. The Fund may invest a substantial portion of its assets in Senior Loans that are rated below investment grade or that are unrated at the time of purchase but are deemed by the Advisers to be of comparable quality. If a Senior Loan is rated at the time of purchase, the Fund may consider the rating when evaluating the Senior Loan but, in any event, does not view ratings as a determinative factor in investment decisions. As a result, the Fund is dependent on the credit analytical abilities of the Advisers. Because of the protective terms of Senior Loans, the Advisers believe that the Fund is more likely to recover more of its investment in a defaulted Senior Loan than would be the case for most other types of defaulted credit obligations. The values of Senior Loans of borrowers that have filed for bankruptcy protection or that are experiencing payment difficulty could be affected by, among other things, the assessment of the likelihood that the lenders ultimately will receive repayment of the principal amount of such Senior Loans, the likely duration, if any, of a lapse in the scheduled payment of interest and repayment of principal and prevailing interest rates. There is no assurance that the Fund will be able to recover any amount on Senior Loans of such borrowers or that sale of the collateral granted in connection with Senior Loans would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can or will be liquidated. In the event of bankruptcy, liquidation may not occur and the bankruptcy court may not give lenders the full benefit of their senior position in the capital structure of the borrower.

The Fund may act as an original lender under Senior Loans or may acquire Senior Loans through assignments or participations. The Fund may make Senior Loans to, or acquire Senior Loans of, borrowers that, at the time of the making or acquisition of the loan by the Fund, are experiencing, or are likely to experience, financial difficulty (including highly leveraged borrowers) and such loans may constitute a material amount of the Fund’s portfolio. The Fund will not make Senior Loans to, or acquire Senior Loans of, borrowers that, at the time of the making or acquisition of the loan by the Fund, are in bankruptcy.

If the Fund acquires a Senior Loan through an assignment agreement, it will typically succeed to all the rights and obligations of the assigning institution and become a lender under the credit agreement with respect to the debt obligation purchased; however, its rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies of the lenders under the loan agreement and with regard to any associated collateral. If the Fund acquires an interest in a Senior Loan through a participation agreement, the Fund will enter into a contractual relationship with the institution selling the participation, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When purchasing a participation, the Advisers will analyze the credit risk posed by the institution selling the participation. The Advisers rely primarily on their own evaluation of the credit quality of such selling institutions rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Advisers. Because of the nature of its investments, the Fund may be subject to allegations of lender liability and other claims. In addition, the Securities Act deems certain persons to be “underwriters” if they purchase a security from an issuer and later sell it to the public. Although it is not believed that the application of this Securities Act provision would cause the Fund to be engaged in the business of underwriting, a person who purchases an instrument from the Fund that was acquired by the Fund from the issuer of such instrument could allege otherwise. Under the Securities Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus.

In certain circumstances, Senior Loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders and purchasers of interests in loans, such as the Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common law fraud protections under applicable state law.

Leverage Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage risks. The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The funds borrowed pursuant to the loan facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The Fund is limited in its ability to declare dividends or other distributions in the event of default under the loan facility. In the event of default under the loan facility, the lender has the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lender may be able to control the liquidation as well. The loan facility has a term of 364 days and is not a perpetual form of leverage; there can be no assurance that the loan facility will be available for renewal on acceptable terms, if at all.

The credit agreement governing the loan facility includes usual and customary covenants for this type of transaction. These covenants impose on the Fund asset coverage requirements, Fund composition requirements and limits on certain investments which are more stringent than those imposed on the Fund by the 1940 Act. The covenants or guidelines could impede the Fund’s investment adviser or sub-adviser from fully managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. Furthermore, non-compliance with such covenants or the occurrence of other events could lead to the cancellation of the loan facility.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant Lite Loans Risk. Covenant lite loans contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the US Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund’s investments.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. The Fund will invest in credit obligations, including loans, of issuers that are organized or located in countries other than the United States, including non-US dollar denominated securities. Investing in non-US issuers involves risks, including that non-US issuers may be subject to less rigorous accounting and reporting requirements than US issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments, the potential for political, social and economic adversity and currency risk.

Currency risk is the risk that fluctuations in the exchange rates between the US dollar and non-US currencies may negatively affect an investment. The value of investments denominated in non-US currencies may fluctuate based on changes in the value of those currencies relative to the US dollar, and a decline in such relative value could reduce the value of such investments held by the Fund.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. The foreign securities in which the Fund may invest may be issued by companies or governments located in emerging market countries. Investing in the securities of issuers operating in emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or US issuers. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies which may be more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets and therefore issuers of such emerging markets may be more affected by the performance of such industries or sectors. Emerging market economies may be based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies or governments located in emerging market countries tend to be especially volatile (particularly during market closures due to local market holidays or other reasons) and may be less liquid than securities traded in developed countries. Securities in these countries have been characterized by greater potential loss than securities of companies and governments located in developed countries. Investments in the securities of issuers located in emerging markets could be affected by risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information, diplomatic development which could affect US investments in those countries, and potential difficulties in enforcing contractual obligations. Emerging market countries generally have less developed legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for US regulators to bring enforcement actions against such issuers.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Since the Fund may invest in credit obligations of foreign issuers denominated in the local currency, changes in foreign currency exchange rates will affect the value of credit obligations in the Fund’s portfolio and the unrealized appreciation or depreciation of investments. In addition to changes in the value of the Fund’s portfolio investments resulting from currency fluctuations, the Fund may incur costs in connection with conversions between various currencies. The Fund may also invest directly in currencies for hedging purposes. The Fund is subject to the risk that those currencies will decline in value relative to the US dollar. The values of the currencies of the emerging market countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies of the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or due to other national or global political or economic developments. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies. Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund. The Fund may, from time to time, seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in currency hedging transactions. Such transactions may include entering into forward currency exchange contracts, currency futures contracts and options on such futures contracts as well as purchasing put or call options on currencies, in US or foreign markets. Currency hedging involves risks, including possible default by the other party to the transaction, illiquidity and, to the extent the view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. In addition, in certain countries in which the Fund may invest, currency hedging opportunities may not be available. The use of currency transactions can result in the Fund incurring losses because of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

Investing in Euro-denominated (or other European currency-denominated) securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, it is possible that the Euro could be abandoned in the future by countries that have already adopted its use. The effects of such an abandonment on the applicable country and the rest of the European Economic and Monetary Union (“EMU”) are uncertain but could be negative and severe. Many European countries rely heavily upon export-dependent businesses and any change in the exchange rate between the Euro and the US dollar can have either a positive or a negative effect upon corporate profits and the performance of investments in the European Union. The effects of the collapse of the Euro, or of the exit of one or more countries from the EMU, on the United States and global economy and securities markets are impossible to predict and any such events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

The Fund computes and expects to continue to distribute its income in US dollars, and the computation of income is made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currencies in which the Fund receives its income falls relative to the US dollar between the date of earning of the income and the time at which the Fund converts the foreign currencies to US dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in US dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the Fund’s performance.

Risks Of Second Lien Or Other Subordinated Or Unsecured Loans Or Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Second Lien or Other Subordinated or Unsecured Loans or Debt. Second lien or other subordinated or unsecured loans or debt generally are subject to similar risks as those associated with investments in Senior Loans. In addition, because second lien or other subordinated or unsecured loans or debt are subordinated in payment and/or lower in lien priority to Senior Loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, are expected to have greater price volatility than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and subordinated loans or debt, both secured and unsecured, which would create greater credit risk exposure. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share risks similar to those associated with investments in other below investment grade securities and obligations.

Risks Of Structured Products [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Structured Products. The Fund may invest in structured products, including collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments to which it is entitled only from the issuer of the structured product, and generally does not have direct rights against the issuer of, or the entity that sold, assets underlying the structured product. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding such securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. When investing in structured products, it is impossible to predict whether the underlying indices or prices of the underlying assets will rise or fall, but prices of the underlying indices and assets (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for, and may have difficulty valuing, these securities.

CBOs, CLOs and other CDOs are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to be considered liquid in some circumstances. In addition to the general risks associated with fixed income securities discussed herein, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or the collateral may go into default; (iii) the possibility that the CDOs are subordinate to other classes of obligations issued by the same issuer; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Investments in structured notes involve risks including income risk, credit risk and market risk. Recent market conditions have magnified the risks related to an investment in structured products, including greater volatility, increased lack of liquidity and significant losses in value. Where the return on a structured note held by the Fund is based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant fluctuations in the price of the structured note. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Asset Backed And Mortgage Backed Or Mortgage Related Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-backed and mortgage-backed (or mortgage-related) instruments risk. To the extent the Fund invests in asset-backed and mortgage-backed (or mortgage-related) securities or other instruments, its exposure to prepayment and extension risks may be greater than other investments in fixed income instruments. Rising interest rates tend to extend the duration of mortgage-backed (or mortgage-related) instruments, making them more sensitive to changes in interest rates. In addition, mortgage-backed (or mortgage-related) instruments are subject to prepayment risk—the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund’s returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund’s investments in other asset-backed instruments, such as securities backed by car loans, are subject to risks similar to those associated with mortgage-backed (or mortgage-related) securities.

Privately issued asset-backed and mortgage-backed (or mortgage-related) instruments are typically not traded on an exchange and may have a limited market. Without an active trading market, these instruments may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike many mortgage-backed (or mortgage-related) instruments issued or guaranteed by the US government, its agencies and instrumentalities, or a government-sponsored enterprise (such as the Federal National Mortgage Association, or Fannie Mae), asset-backed and mortgage-backed (or mortgage-related) instruments issued by private issuers do not have a government or government-sponsored enterprise guarantee and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Although instruments issued by a government-sponsored enterprise are sometimes considered to carry an implicit guarantee from the US government, there can be no assurance that the US government would in fact guarantee such instruments.

Risks Of Swaps [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Swaps. The Fund may enter into swap transactions, including credit default, total return, index and interest rate swap agreements, as well as options thereon, and may purchase or sell interest rate caps, floors and collars. Such transactions are subject to market risk, risk of default by the other party to the transaction (i.e., counterparty risk), risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If the Advisers are incorrect in their forecast of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk. Changes in the credit quality of the dealers that serve as the Fund’s counterparties with respect to derivatives, swaps or other transactions will affect the value of those instruments. In the event of a default by, or the insolvency of, a counterparty, the Fund may sustain losses or be unable to liquidate a derivative or swap position. The Fund and the Advisers seek to deal only with counterparties of high creditworthiness. All of the Fund’s bank or dealer counterparties (including bank or dealer derivative counterparties) will be subject to approval by the Advisers’ risk and compliance groups. The Advisers evaluate and monitor the creditworthiness of the Fund’s counterparties. Specifically, the Advisers’ risk and compliance personnel implement processes with respect to pre-approval, ongoing monitoring and parameters with respect to the Fund’s counterparty risk exposure. The parameters and limitations that may be imposed depend on the creditworthiness of the Funds’ counterparties and the nature of the transactions in which the Fund engages. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade generally looks to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Fund.

Financial Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Leverage Risk. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including reverse repurchase agreements, credit facilities such as bank loans or commercial paper, and the issuance of preferred shares or notes. The Fund intends to use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

There can be no assurance that a financial leveraging strategy will continue to be utilized by the Fund or that, if utilized, it will be successful during any period in which it is employed. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV of the Common Shares and market price of, and distributions on, the Common Shares and the risk that fluctuations in the costs to borrow, or in the distribution or interest rates on any preferred shares or notes, may affect the return to Common Shareholders. To the extent the income derived from investments purchased with proceeds received from leverage exceeds the cost of leverage, the Fund’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such proceeds is not sufficient to cover the cost of the financial leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, the Fund may nevertheless maintain its leveraged position if such action is deemed to be appropriate based on market conditions. The Fund has issued preferred shares. Holders of preferred shares will have rights to elect a minimum of two Trustees. This voting power may negatively affect Common Shareholders (or the interests of holders of preferred shares may differ from the interests of Common Shareholders). The use of leverage by the Fund may magnify the Fund’s losses when there is a decrease in the value of a Fund investment and even totally eliminate the Fund’s equity in its portfolio or a Common Shareholder’s equity in the Fund.

The costs of a financial leverage program (including the costs of offering preferred shares and notes) will be borne by Common Shareholders and consequently will result in a reduction of the NAV of the Common Shares. During periods in which the Fund is using leverage, the fees paid by the Fund for investment advisory services will be higher than if the Fund did not use leverage because the investment advisory fees paid will be calculated on the basis of the Fund’s Managed Assets, which includes proceeds from (and assets subject to) reverse repurchase agreements, any credit facility and any issuance of preferred shares or notes, so that the investment advisory fees payable to the Adviser will be higher when leverage is utilized. This will create a conflict of interest between the Advisers, on the one hand, and Common Shareholders, on the other hand. Fees and expenses in respect of financial leverage, as well as the investment advisory fee and all other expenses of the Fund, will be borne entirely by the Common Shareholders, and not by preferred shareholders, noteholders or any other leverage providers.

Any lender in connection with a credit facility may impose specific restrictions as a condition to borrowing. The credit facility fees may include, among other things, up front structuring fees and ongoing commitment fees (including fees on amounts undrawn on the facility) in addition to the traditional interest expense on amounts borrowed. The credit facility may involve a lien on the Fund’s assets. The Fund is currently a party to a credit facility. Similarly, to the extent the Fund issues additional preferred shares or notes, the Fund currently intends to seek a credit rating from one or more NRSROs on any preferred shares or notes it issues and the Fund may be subject to fees, covenants and investment restrictions required by the NRSRO as a result. Such covenants and restrictions imposed by a NRSRO or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or restrictions will significantly impede the Advisers in managing the Fund’s portfolio in accordance with its investment objectives and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund’s investment returns.

The Fund may enter into other transactions that may give rise to a form of leverage including, among others, swaps, futures and forward contracts, options and other derivative transactions. Under current regulations, to the extent that the Fund covers its obligations under such other transactions, such transactions should not be treated as borrowings for purposes of the 1940 Act. However, these transactions, even if covered, may represent a form of economic leverage and will create risks. The potential loss on derivative instruments may be substantial relative to the initial investment therein.

Sovereign Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sovereign debt securities risk. Investments in government debt securities involve special risks. Certain countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of a country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject.

Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the government debtor, which may further impair such debtor’s ability or willingness to service its debts on a timely basis. Holders of government debt, potentially including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

Risks Of Other Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Other Derivative Instruments. The Fund may utilize options, forward contracts, futures contracts and options on futures contracts. These instruments involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the counterparty to the transaction (i.e., counterparty risk), illiquidity of the derivative instrument and, to the extent the prediction as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used. In addition, transactions in such instruments may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Amounts paid as premiums and cash or other assets held in margin accounts with respect to such instruments are not otherwise available to the Fund for investment purposes.

Further, the use of such instruments by the Fund could create the possibility that losses on the instrument would be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances, and certain over-the-counter options could have no markets. As a result, in certain markets, the Fund might not be able to close out a position without incurring substantial losses. To the extent that the Fund utilizes forward contracts, futures contracts or options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. In addition, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of call options, in which case the market exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of hedging will reduce the NAV of the Fund’s Common Shares, and possibly income, and the losses can be greater than if hedging had not been used. Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts may also increase the Fund’s volatility and may involve a significant amount of risk relative to the investment of cash. The use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The Fund will be subject to credit risk with respect to the counterparties to any transactions in options, forward contracts, futures contracts or options on futures contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

When conducted outside the United States, transactions in options, forward contracts, futures contracts or options on futures contracts may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act governing a registered investment company’s use of derivatives, short sales, reverse repurchase agreements, and certain other instruments. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lender Liability Risk. A number of US judicial decisions have upheld judgments for borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Because affiliates of, or persons related to, the Advisers may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

Net Asset Value Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NAV Discount Risk. Frequently, shares of closed-end investment companies, such as the Fund, trade at a price below their NAV, commonly referred to as a “discount.” Historically, shares of closed-end funds have traded at a discount to their NAV, and the Fund can provide no assurance that its Common Shares will trade at or above their NAV. The Fund’s Common Shares frequently trade at a discount to NAV.

Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Manager Risk. As with any managed fund, the Advisers may not be successful in selecting the best-performing investments or investment techniques in managing the Fund’s portfolio, and the Fund’s performance may lag behind that of similar funds.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, the Adviser (or Subadviser) believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, the Adviser (or Subadviser) has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate abrdn based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

In some cases, another account managed by the same portfolio manager may compensate abrdn based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Adviser (or Subadviser) may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Adviser (or Subadviser) that the benefits from the policies outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Trust has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

From time to time, the Adviser or the Subadviser may seed proprietary accounts for the purpose of evaluating a new investment strategy that eventually may be available to clients through one or more product structures. Such accounts also may serve the purpose of establishing a performance record for the strategy. The management by the Adviser and the Subadviser of accounts with proprietary interests and nonproprietary client accounts may create an incentive to favor the proprietary accounts in the allocation of investment opportunities, and the timing and aggregation of investments. The Adviser’s and Subadviser’s proprietary seed accounts may include long-short strategies, and certain client strategies may permit short sales. A conflict of interest arises if a security is sold short at the same time as a long position, and continuous short selling in a security may adversely affect the stock price of the same security held long in client accounts. The Adviser and Subadviser have adopted various policies to mitigate these conflicts.

In addition, the 1940 Act limits the Fund’s ability to enter into certain transactions with certain affiliates of the Advisers. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of a fund managed by the Advisers or one of their affiliates. Nonetheless, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the Advisers between the interests of the Fund and the portfolio company, in that the ability of the Advisers to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates (which could include other abrdn-managed Funds), which could be deemed to include certain types of investments, or restructuring of investments, in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. The Board has approved policies and procedures reasonably designed to monitor potential conflicts of interest. The Board will review these procedures and any conflicts that may arise.

The Adviser (or Subadviser) or their respective members, officers, directors, employees, principals or affiliates may come into possession of material, non-public information. The possession of such information may limit the ability of the Fund to buy or sell a security or otherwise to participate in an investment opportunity. Situations may occur where the Fund could be disadvantaged because of the investment activities conducted by the Adviser (or Subadviser) for other clients, and the Adviser (or Subadviser) will not employ information barriers with regard to its operations on behalf of its registered and private funds, or other accounts. In certain circumstances, employees of the Adviser (or Subadviser) may serve as board members or in other capacities for portfolio or potential portfolio companies, which could restrict the Fund’s ability to trade in the securities of such companies.

Repurchase Agreements And Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreements and Reverse Repurchase Agreements Risk. The Fund may invest in repurchase agreements and reverse repurchase agreements. In its purchase of repurchase agreements, the Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, possible lack of access to income on the underlying security during this period, and expenses of enforcing its rights. A repurchase agreement effectively represents a loan from the Fund to the seller under the agreement.

The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of financial leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the NAV of the Fund’s Common Shares will decline, and, in some cases, the investment performance of the Fund would be less favorable than it would have been if the Fund had not used such instruments. A reverse repurchase agreement effectively represents a loan from the buyer to the Fund under the agreement.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment risk. You may lose money by investing in the Fund, including the possibility that you may lose all of your investment. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the US Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. Investors should not consider the Fund a complete investment program.

Risks Of Investing In Other Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of investing in other investment companies. The Fund may acquire shares in other investment companies, including foreign investment companies to the extent permitted by the 1940 Act. The market value of the shares of other investment companies may differ from the NAV of the particular fund. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses. As a result, the Fund and its Common Shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Zero Coupon Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Zero coupon securities risk. Certain debt obligations purchased by the Fund may take the form of zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. When held to its maturity, its return comes from the difference between the purchase price and its maturity value. A zero coupon bond is normally issued and traded at a deep discount from face value. Zero coupon bonds allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on any of these instruments as it accrues, even though the Fund will not receive all of the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.

Distributions attributable to the Fund’s “original issue discount” income accruing on zero coupon bonds, and of all other ordinary income, will generally be taxable to the Common Shareholders as ordinary income. As a consequence of selling investments in order to make distributions of “original issue discount” income and other income in respect of which the Fund has not received a corresponding amount of cash, the Fund may realize additional income that gives rise to additional distribution requirements; distributions of such additional income may be taxable to the Common Shareholders as ordinary income or as long-term capital gain depending on which investments are sold.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. To the extent that inflation occurs, it will reduce the real value of dividends paid by the Fund and the Fund’s Common Shares. Most emerging market countries, in particular, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets globally. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries.

When Issued And Delayed Delivery Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-issued and delayed delivery securities risk. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. These transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will segregate cash and/or liquid securities having an aggregate value at least equal to the amount of such purchase commitments until payment is made. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the NAV of the Fund’s Common Shares.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid investments risk. The Fund’s investments in relatively illiquid investments and loans may restrict the ability of the Fund to dispose of its investments in a timely fashion and for fair value, as well as its ability to fairly value such investments and take advantage of market opportunities. The risks associated with illiquidity will be particularly acute in situations in which the Fund’s operations require cash, such as when the Fund pays dividends or distributions, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short sales risk. The Fund may engage in short sales. Short sales involve certain risks and special considerations. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity securities risk. The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. An adverse event, such as an unfavorable earnings report, may depress the value of an issuer’s equity securities held by the Fund. The prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events affecting the issuer occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders and are likely to have varying types of priority over holders of preferred and convertible stock.

Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants risk. The Fund may invest in warrants. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. Warrants have a subordinate claim on a borrower’s assets compared with Senior Loans. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of Senior Loans and this may increase the volatility of the NAV of the Fund’s Common Shares.

Temporary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary investments risk. During periods in which the Advisers believe that changes in economic, financial or political conditions make it advisable to do so, the Fund may, for temporary defensive purposes, reduce its primary investment holdings and invest in certain short-term and medium-term debt securities or hold cash. The Fund intends to invest for temporary defensive purposes only in short-term and medium-term debt securities believed to be of high quality, which are expected to be subject to relatively low risk of loss of interest or principal. In taking such defensive position, the Fund temporarily would not be pursuing and may not achieve its investment objectives.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax risk. The Fund has elected to be treated as, and intends to continue to qualify each year as, a “regulated investment company” under the Code. Assuming the Fund qualifies as a regulated investment company, it generally will not be subject to US federal income tax on its “investment company taxable income” as that term is defined in the Code (which includes, among other items, dividends, taxable interest, original issue discount, market discount and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses), and net capital gain, that it distributes (including amounts that are treated as distributed and reinvested pursuant to the Plan, as described below) to shareholders, provided that, for each taxable year, the Fund distributes (or is treated as distributing) to its shareholders an amount at least equal to 90% of its investment company taxable income. The Fund intends to continue to distribute annually all or substantially all of its investment company taxable income and net capital gain. In order for the Fund to qualify as a regulated investment company in any taxable year, the Fund must also meet certain asset diversification tests and at least 90% of its gross income for such year must be comprised of certain types of qualifying income. If, for any taxable year, the Fund does not qualify as a regulated investment company, it will be treated as a corporation subject to US federal income tax on its net income and capital gains at the regular corporate tax rates (without a deduction for distributions to shareholders). In addition, shareholders will be subject to tax on distributions to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, in such event, the Fund’s ability to achieve its investment objectives would be adversely affected, and Common Shareholders would be subject to the risk of diminished investment returns.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments generally trade on an “over-the-counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a loan or fixed-income instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Us Government Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

US government debt securities risk. US government debt securities have historically not involved the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from US government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of US government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the NAV of the Fund’s Common Shares. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Government Intervention In Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government intervention in the financial markets risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. Certain non-US governments and central banks have implemented or may implement so-called negative rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other US or non-US governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities or structured products in which the Fund invests, or the issuers of such securities or structured products, in ways that are unforeseeable. Borrowers under Senior Loans held by the Fund may seek protection under bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. The Advisers monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that they will be successful in doing so.

Anti Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-takeover provisions. The Fund’s Agreement and Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status and delay or limit the ability of other persons to acquire control of the Fund. These provisions could deprive the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares or at NAV. The Fund’s Board has determined that these provisions are in the best interests of shareholders generally.

Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[2],[13]	$ 0.02
Fee For Optional Shares Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[2],[13]	5
Sales Of Shares Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[2]	0.12
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum	[2],[13]	$ 25
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Voting Rights [Text Block]		Holders of whole common shares of each Fund are entitled to one vote per share on any matter on which the shares are entitled to vote, while each fractional share is entitled to a proportional fractional vote.
Security Preemptive and Other Rights [Text Block]		Fund and have no preemptive, conversion or exchange rights or rights to cumulative voting.
Outstanding Security, Title [Text Block]					Common Shares
Outstanding Security, Not Held [Shares]					52,109,950
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Outstanding Security, Title [Text Block]					Preferred Shares
Outstanding Security, Not Held [Shares]					1,600,000

[1]	No sales load will be charged in connection with the issuance of Acquiring Fund common shares as part of the Reorganization. Common shares are not available for purchase from the Funds but may be purchased on the NYSE through a broker-dealer subject to individually negotiated commission rates. Common shares purchased in the secondary market may be subject to brokerage commissions or other charges.
[2]	The Acquiring Fund’s assets have been restated to reflect net assets as of April 30, 2023 (rather than average net assets over the six months ended April 30, 2023) in order to provide more accurate expense ratios due to a significant increase in Fund assets that occurred on March 10, 2023 as the result of a reorganization of another closed-end management investment company registered under the 1940 Act with and into the Acquiring Fund and, therefore, the information in the fee table below will not match the Financial Highlights in the Acquiring Fund’s April 30, 2023 semi-annual report to shareholders.
[3]	The contractual advisory fee of each Acquired Fund is 1.00% of the average daily value of the Acquired Managed Assets. For the purpose of this calculation for FAM, “Managed Assets” means the gross asset value of FAM (including assets attributable to FAM’s preferred shares, if any, and the principal amount of borrowings) minus the sum of FAM’s accrued and unpaid dividends on any outstanding preferred shares, and accrued liabilities (other than the principal amount of any borrowings incurred or of commercial paper or notes issued by FAM). For purposes of this calculation for FSD, “Managed Assets” means the average daily gross asset value of FSD (which includes the principal amount of any borrowings) minus the sum of FSD’s liabilities. The contractual advisory fee of the Acquiring Fund and Combined Fund is 1.25% of the Combined Fund’s average daily Managed Assets. Managed Assets for these purposes are the total assets of the Fund (including any assets attributable to money borrowed for investment purposes, including proceeds from (and assets subject to) reverse repurchase agreements, any credit facility and any issuance of preferred shares or notes) minus the sum of the Fund’s accrued liabilities (other than Acquiring Fund liabilities incurred for the purpose of leverage). The advisory fee percentage calculation assumes the use of leverage by each Fund as discussed in note (5) below.
[4]	For FAM, the percentage in the table is based on total borrowings of $21,409,545 (the average balance outstanding under FAM’s credit facility as of June 30, 2023, representing approximately 25% of the FAM’s Managed Assets) and an average interest rate during the semi-annual period ended June 30, 2023 of 5.60%. For FSD, the percentage in the table is based on the average margin interest expense rate of 5.11% charged on the sum of total borrowings of $143,105,137 (the average balance outstanding in FSD’s margin account, representing approximately 26% of FSD’s Managed Assets) and the average market value of securities sold short of $56,937,033 during the semi-annual period ended April 30, 2023. In addition, the percentage in the table includes interest expense on investments sold short. For the Acquiring Fund, the percentage in the table is based on total borrowings of $87,000,000 (the average balance outstanding under the Acquiring Fund’s credit facility as of April 30, 2023, representing approximately 28.7% of the Acquiring Fund’s Managed Assets) and an average interest rate during the fiscal period ended April 30, 2023 of 5.82%. For the Combined Fund, the percentage in the table is based on estimated total borrowings under a credit facility of $299,759,000 (representing approximately 25.0% of the Combined Fund’s Managed Assets and an average interest rate of 5.82%.) There can be no assurances that either Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which either Fund borrows will not change, or that either Fund’s use of leverage will be profitable.
[5]	Based on 1,600,000 shares of Preferred Shares outstanding as of April 30, 2023, with an aggregate liquidation preference of $40 million and an annual dividend rate equal to 5.25% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by common shareholders.
[6]	Acquired Fund fees and expenses are indirect fees and expenses that the Acquired Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Acquired Fund fees and expenses are borne indirectly by the Acquired Fund, but they are not reflected in the Acquired Fund’s financial statements; and the information presented in the table will differ from that presented in the Acquired Fund’s financial highlights.
[7]	abrdn Investments Limited (“aIL”), the investment adviser of the Acquiring Fund, has contractually agreed to limit total “Other Expenses” of the Acquiring Fund (excluding any interest, taxes, brokerage fees, short sale dividend and interest expenses and non-routine expenses) as a percentage of net assets attributable to common shares of the Acquiring Fund to 0.25% per annum of the Acquiring Fund’s average daily net assets until Mach 7, 2024 and then 0.35% per annum of the Acquiring Fund’s average daily net assets until October 31, 2024. aIL has contractually agreed to limit total “Other Expenses” of the Combined Fund (excluding any interest, taxes, brokerage fees, short sale dividend and interest expenses and non-routine expenses) as a percentage of net assets attributable to common shares of the Combined Fund to 0.25% per annum of the Combined Fund’s average daily net assets for twelve months following the closing of the Reorganization and 0.35% per annum of the Combined Fund’s average daily net assets until June 30, 2025. This contractual limitation may not be terminated before October 31, 2024 or June 30, 2025, without the approval of the Acquiring Fund’s or Combined Fund’s, as applicable, trustees who are not “interested persons” of the Acquiring Fund or Combined Fund, as applicable (as defined in the 1940 Act). The Acquiring Fund or Combined Fund, as applicable, may repay any such reimbursement from aIL, within three years of the reimbursement, provided that the following requirements are met: the reimbursements do not cause the Acquiring Fund or Combined Fund, as applicable, to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by aIL.
[8]	The example should not be considered a representation of future expenses or rate of return and actual Combined Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown; (iii) the expense reimbursement agreement for the Acquiring Fund limiting “Other expenses” as a percentage of net assets attributable to common shares of the Acquiring Fund to 0.25% per annum of the Acquiring Fund’s average daily net assets is only in effect through March 7, 2024 and then 0.35% per annum of the Acquiring Fund’s average daily net assets until October 31, 2024; and (iv) the expense reimbursement agreement for the Combined Fund is only in effect until June 30, 2025, at the rates described in note (7) above.
[9]	Based on average shares outstanding.
[10]	Based on high and low closing market price for the respective quarter.
[11]	Based on the net asset value calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time).
[12]	Calculated based on the information presented.
[13]	Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. Fees for Computershare Trust Company N.A. (the “Plan Agent”) for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.